FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 0	$ 3,282
Other items	4	4
Other long-term liabilities	$ 4	$ 3,286